BONDS PAYABLE (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonds issued	9,880	9,663
Bonds issued price	$ 100
Proceeds from issuance of bonds	988,000	$ 966,300
Cash debt issuance costs	$ 128,440	$ 77,304
Exercise price	$ 0.30	$ 0.30	$ 0.28
Amortization expense related to debt issuance costs	$ 1,261,964	$ 436,902	$ 94,468
Bonds payable	1,787,351	865,937
Interest expense on bonds	177,005	15,038
Interest payable	$ 357,913	408,152
Bonds Payable [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate	10.00%
Amortization expense related to debt issuance costs	$ 95,399	5,455
Interest payable	$ 16,599	$ 15,038
Bonds Payable Share Purchase Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued	921,780	740,240
Fair value of common shares issued	$ 33,545	$ 28,514
Warrant term	2 years
Bonds Payable Share Purchase Warrants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.08
Bonds Payable Share Purchase Warrants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.14